PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Index Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 52.8%
1,224,242  Schwab U.S. TIPS
ETF
$ 65,656,098
10.0
212,912  Vanguard Long-Term
Treasury ETF
13,102,605
2.0
4,835,269
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
242,158,008
36.8
715,526  Xtrackers USD High
Yield Corporate Bond
ETF
26,417,220
4.0
Total Exchange-Traded
Funds
(Cost $344,759,029)
347,333,931
52.8
MUTUAL FUNDS : 47.0%
Affiliated Investment Companies : 47.0%
6,269,664  Voya Short Duration
Bond Fund - Class R6
59,185,624
9.0
3,417,468  Voya U.S. Bond Index
Portfolio - Class I
31,884,973
4.9
1,086,604  Voya VACS Index
Series EM Portfolio
13,332,633
2.0
4,132,978  Voya VACS Index
Series I Portfolio
49,637,060
7.5
1,607,316  Voya VACS Index
Series MC Portfolio
19,786,063
3.0
9,503,134  Voya VACS Index
Series S Portfolio
135,419,658
20.6
Total Mutual Funds
(Cost $261,925,007)
309,246,011
47.0
Total Long-Term
Investments
(Cost $606,684,036)
656,579,942
99.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
1,295,889
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
1,295,889
0.2
Total Short-Term
Investments
(Cost $1,295,889)
1,295,889
0.2
Total Investments in
Securities
(Cost $607,979,925) $ 657,875,831 100.0
Liabilities in Excess
of Other Assets (91,010) 0.0
Net Assets $ 657,784,821 100.0
(1)
Investment in affiliate.
(2)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Index Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 347,333,931 $ — $ — $ 347,333,931
Mutual Funds 309,246,011 — — 309,246,011
Short-Term Investments 1,295,889 — — 1,295,889
Total Investments, at fair value $ 657,875,831 $ — $ — $ 657,875,831
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ 39,338,104 $ 27,945,120 $ (8,414,204) $ 316,604 $ 59,185,624 $ 1,383,447 $ 92,388 $ —
Voya U.S. Bond Index Portfolio -
Class I
33,338,526 60,311,499 (61,492,393) (272,659) 31,884,973 950,685 508,742 —
Voya VACS Index Series EM
Portfolio
13,462,255 1,069,898 (2,391,401) 1,191,881 13,332,633 488,819 208,140 —
Voya VACS Index Series I Portfolio
45,465,412 7,503,171 (7,083,945) 3,752,422 49,637,060 1,217,336 907,439 —
Voya VACS Index Series MC
Portfolio
14,094,385 14,140,544 (9,071,469) 622,603 19,786,063 217,749 1,195,559 76,190
Voya VACS Index Series S
Portfolio
144,475,192 17,475,700 (39,470,237) 12,939,003 135,419,658 1,603,676 11,575,578 616,799
Voya VACS Index Series SC
Portfolio
7,139,133 27,902 (6,255,483) (911,552) — — 1,000,466 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
254,314,417 — (15,327,550) 3,171,141 242,158,008 8,407,935 (454,651) —
$ 551,627,424 $ 128,473,834 $ (149,506,682) $ 20,809,443 $ 551,404,019 $ 14,269,647 $ 15,033,661 $ 692,989
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 50,118,477
Gross Unrealized Depreciation (222,571)
Net Unrealized Appreciation $ 49,895,906